Income Taxes (Details)	9 Months Ended		12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Feb. 28, 2022	Feb. 28, 2021
Income Tax Disclosure [Abstract]
U.S. statutory tax rate	21.00%	21.00%	21.00%	21.00%
Foreign income not registered in the U.S.	(21.00%)	(21.00%)	(21.00%)	(21.00%)
PRC profit tax rate	25.00%	25.00%	25.00%	25.00%
Changes in valuation allowance and others	(25.00%)	(25.00%)	(25.00%)	(25.00%)
Effective tax rate	0.00%	0.00%	0.00%	0.00%